LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 1, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2021 OF

CLEARBRIDGE INTERNATIONAL GROWTH FUND (the “Fund”)

Effective October 1, 2021, Thor Olsson is no longer a portfolio manager for the Fund. All references to Mr. Olsson in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are deleted in their entirety.

Please retain this supplement for future reference.

CBAX664809